UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2006

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












3M Company
Common
88579Y101
13958
179115
SH

SOLE

173615
0
5500
Abbott Labs
Common
002824100
247969
5090723
SH

SOLE

3335923
0
1754800
Allstate Corp.
Common
020002101
133738
2054033
SH

SOLE

1592123
0
461910
Altria Group
Common
02209S103
515
6000
SH

SOLE

0
0
6000
American Express Co.
Common
025816109
1370
22575
SH

SOLE

10975
0
11600
American International Group
Common
026874107
328709
4587065
SH

SOLE

2840267
0
1746798
Ameriprise Financial
Common
03076c106
242
4445
SH

SOLE

2125
0
2320
Aon Corp.
Common
037389103
14114
399381
SH

SOLE

399381
0
0
Apache Corp.
Common
037411105
2015
30300
SH

SOLE

0
0
30300
AT&T Inc.
Common
00206r102
314
8776
SH

SOLE

0
0
8776
Baker Hughes Inc.
Common
057224107
103927
1391999
SH

SOLE

1054699
0
337300
Bank of America Corp.
Common
060505104
349658
6549124
SH

SOLE

4144708
0
2404416
Bank Of New York
Common
064057102
236
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
8799
80
SH

SOLE

80
0
0
Boston Scientific Corp.
Common
101137107
174539
10159402
SH

SOLE

6496592
0
3662810
BP
Sponsored ADR
055622104
227
3380
SH

SOLE

0
0
3380
Capital One Financial
Common
14040H105
284028
3697317
SH

SOLE

2419625
0
1277692
Cemex SAB
Sponsored ADR 5 ORD
151290889
211337
6237817
SH

SOLE

4007647
0
2230170
Chevron Corp
Common
166764100
316125
4299267
SH

SOLE

2808997
0
1490270
Chubb Corp.
Common
171232101
644
12165
SH

SOLE

12165
0
0
Citigroup Inc.
Common
172967101
314527
5646812
SH

SOLE

3456286
0
2190526
Comcast Corp. Special Cl A
Class A Spl.
20030N200
378162
9029648
SH

SOLE

5645578
0
3384070
ConocoPhillips
Common
20825c104
241463
3355989
SH

SOLE

2186083
0
1169906
Consolidated Edison Inc.
Common
209115104
433
9000
SH

SOLE

0
0
9000
CVS Corp.
Common
126650100
364315
11786308
SH

SOLE

7583938
0
4202370
Devon Energy Corp.
Common
25179M103
280737
4185106
SH

SOLE

2758506
0
1426600
Dow Chemical Corp.
Common
260543103
399
10000
SH

SOLE

0
0
10000
Dupont De Nemours
Common
263534109
218
4477
SH

SOLE

1500
0
2977
Emerson Electric
Common
291011104
106777
2421785
SH

SOLE

1828745
0
593040
Exelon Corp.
Common
30161n101
250140
4041684
SH

SOLE

2628024
0
1413660
First Data Corp.
Common
319963104
171878
6735033
SH

SOLE

4242983
0
2492050
Ford Motor Co.
Common
345370860
195
26000
SH

SOLE

26000
0
0
General Electric
Common
369604103
311068
8359801
SH

SOLE

5105086
0
3254715
GlaxoSmithKline
Sponsored ADR
37733W105
726
13756
SH

SOLE

0
0
13756
Goldman Sachs Group
Common
38141G104
11765
59017
SH

SOLE

58317
0
700
Home Depot
Common
437076102
402
10000
SH

SOLE

0
0
10000
Honeywell
Common
438516106
155017
3426545
SH

SOLE

2606755
0
819790
Intel Corp.
Common
458140100
334
16500
SH

SOLE

0
0
16500
International Business Machines
Common
459200101
174566
1796874
SH

SOLE

1153924
0
642950
J.P. Morgan Chase & Co.
Common
46625h100
13166
272579
SH

SOLE

272479
0
100
Johnson & Johnson
Common
478160104
529
8020
SH

SOLE

0
0
8020
Liberty Capital Group Series A
CAP COM SER A
53071m302
637
6502
SH

SOLE

266
0
6236
Liberty Interactive Group Series A
INT COM SER A
53071m104
701
32515
SH

SOLE

1331
0
31184
Lowes Companies
Common
548661107
214846
6897137
SH

SOLE

4390437
0
2506700
McKesson Corp
Common
58155Q103
109258
2154992
SH

SOLE

1627642
0
527350
Merck & Co., Inc.
Common
589331107
7822
179407
SH

SOLE

179407
0
0
Merrill Lynch
Common
590188108
189591
2036426
SH

SOLE

1258546
0
777880
Morgan Stanley
Com New
617446448
315826
3878501
SH

SOLE

2497471
0
1381030
News Corp Class B
Class B
65248E203
18805
844781
SH

SOLE

844781
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
353
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
293
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
304
7966
SH

SOLE

7966
0
0
Pfizer Inc.
Common
717081103
159506
6158538
SH

SOLE

3728408
0
2430130
Pitney Bowes Inc.
Common
724479100
206010
4460058
SH

SOLE

3356048
0
1104010
Sprint Nextel Corp
Com Fon
852061100
221674
11735004
SH

SOLE

7756200
0
3978804
Stanley Works
Common
854616109
309
6153
SH

SOLE

6153
0
0
Symantec Corp.
Common
871503108
260847
12510638
SH

SOLE

7803418
0
4707220
The Walt Disney Co.
Common
254687106
492
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
355840
16337925
SH

SOLE

10387945
0
5949980
Tyco International Ltd.
Common
902124106
211724
6964600
SH

SOLE

4175920
0
2788680
United Technologies
Common
913017109
209450
3350128
SH

SOLE

2189868
0
1160260
UnitedHealth Group
Common
91324P102
117248
2182177
SH

SOLE

1632857
0
549320
Verizon Communications
Common
92343v104
478
12840
SH

SOLE

4200
0
8640
Washington Mutual
Common
939322103
292706
6434524
SH

SOLE

4124854
0
2309670
Wellpoint
Common
94973v107
4989
63402
SH

SOLE

63402
0
0
Western Union Co.
Common
959802109
267
11890
SH

SOLE

1890
0
10000
Wyndham Worldwide Corp
Common
98310w108
144197
4503339
SH

SOLE

2886197
0
1617142
Xerox
Common
984121103
218460
12888503
SH

SOLE

8441363
0
4447140






























FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$ 8,231,915

List of Other Included Managers:

No.	13F File Number	Name

None